Share-based Payments - Additional Information (Detail) € / shares in Units, € in Millions										12 Months Ended
	Dec. 11, 2020 shares € / shares	Oct. 25, 2019 Warrant € / shares shares	Oct. 26, 2018 Warrant € / shares shares	Jun. 29, 2017 Warrant € / shares shares	Dec. 08, 2016 Warrant € / shares	Nov. 05, 2015 Warrant € / shares shares	May 05, 2014 Warrant € / shares shares	May 06, 2013 Warrant € / shares shares	Oct. 29, 2010 Warrant € / shares shares	Dec. 31, 2020 EUR (€) Warrant € / shares shares	Dec. 31, 2019 EUR (€) Warrant € / shares	Dec. 31, 2018 EUR (€) Warrant € / shares	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrant exercised	561,525						100,000	253,150	61,050	0	0
Number of warrants authorized | shares		939,500	700,000	520,000		466,000	100,000	266,241	79,500	823,000
Number of warrants offered	76,000	602,025	426,050	334,400	45,000	353,550	94,400	253,150	61,050	404,525	610,250
Number of warrants outstanding	76,000	588,142	381,600	282,252	42,500	79,315	35,698	2,500		1,488,006	1,292,380	731,229
Warrants expiration date	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years
Percentage of warrants vested	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Exercise price of the different tranches ranges	€ 6.73	€ 8.16						€ 2.64	€ 35.36	€ 17.00	€ 22.56	€ 30.71
Warrants exercise period	7 years	5 years	5 years	5 years	5 years	10 years	10 years	10 years	10 years				Over four different exercise periods	Over three different exercise periods	Over four different exercise periods
Net expense recognized | €										€ 2.7	€ 2.8	€ 3.6
Warrants Issued And Outstanding Percentage										9.64%
Percentage of total number of all issued and outstanding shares										9.60%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of the different tranches ranges			€ 9.36	€ 31.34	€ 17.60	€ 15.90	€ 33.49
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of the different tranches ranges			€ 22.04	€ 48.89	€ 36.81	€ 34.65	€ 45.05
Warrants plan issuance date 5 November 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
New issue of warrants | Warrant					100,000